Stockholders' Equity (Deficit) and Capitalization (Detail Textuals) - USD ($)	1 Months Ended				12 Months Ended
	Dec. 20, 2019	Nov. 30, 2019	Feb. 16, 2018	Jan. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Nov. 15, 2018	Dec. 28, 2017
Equity [Line Items]
Common stock, shares authorized					500,000,000	500,000,000	500,000,000	500,000,000
Common stock gross proceeds					$ 1,919,372	$ 3,095,908
Warrant liability, issuance costs						137,192
2018 Emerald Financing Warrants
Equity [Line Items]
Warrants exercise	40,800,000				40,800,000
Intrinsic value of warrant exercises					$ 4,284,000
Number of warrants issued					40,800,000
Warrant exercise price					$ 0.10		$ 0.10
Series B Warrants
Equity [Line Items]
Intrinsic value of warrant exercises						$ 144,375
Number of warrants issued						187,500	312,500
Warrant exercise price							$ 0.00		$ 0.10
Direct offering
Equity [Line Items]
Number of stock sold		8,000,000
Common stock, par value (per share)		$ 0.001
Net proceeds from the transaction		$ 1,919,372
Number of warrants issued		8,000,000
Private placement
Equity [Line Items]
Emerald financing issuance costs					$ 154,092
Warrant liability, issuance costs					137,192
Reduction to APIC from the issuance of common stock					$ 16,900
Securities Purchase Agreement | Emerald Health Sciences Inc
Equity [Line Items]
Common stock issued			15,000,000	15,000,000
Number of warrants issued			20,400,000	20,400,000
Warrant exercise price			$ 0.10	$ 0.10
Common stock gross proceeds				$ 1,500,000
Subsequent financing purchase price, description				The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald Health Sciences shall be issued additional shares in order to protect against anti-dilution.
Term of warrants			5 years
Securities Purchase Agreement | Emerald Health Sciences Inc | Accredited Investor
Equity [Line Items]
Common stock issued			2,500,000
Number of warrants issued			3,400,000
Warrant exercise price			$ 0.10
Common stock gross proceeds			$ 1,750,000
Term of warrants			5 years